Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2020	December 31, 2019
Properties (offices)	3,071	4,820
Vehicles	58	78
Total right-of-use assets	3,129	4,898

(in KUSD)	December 31, 2020	Three Months Ended December 31, 2019
Lease liabilities (short-term)	1,002	1,132
Lease liabilities (long-term)	2,465	3,899
Total lease liabilities	3,467	5,031
Prior to fiscal year 2019, all leases were classified as ‘operating leases’ under IAS 17 and were accordingly not recognized as assets and liabilities. In 2018, lease payments incurred for all non-cancellable operating leases were recorded in the Consolidated Statement of Operation in an amount of KUSD 869.
As the Company continues to grow its operations, prepares for product commercialization and further develops its pipeline, it is looking to expand its facilities. During the third quarter of 2020, the Company concluded it was reasonably certain that it would modify the terms of various existing lease agreements in accordance with the underlying terms of the agreements, which would reduce the Company’s future minimum lease obligations. As a result, the Company reduced its Right of use assets and Leased liability, non-current by KUSD 583.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2019	5,399	24	5,423
Additions	466	78	544
Disposals	—	(24)	(24)
Exchange difference	22	—	22
December 31, 2019	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	20	—	20
December 31, 2020	5,324	78	5,402

Accumulated depreciation
January 1, 2019	—	—	—
Depreciation charge	(1,051)	(13)	(1,064)
Disposals	—	13	13
Exchange difference	(16)	—	(16)
December 31, 2019	(1,067)	—	(1,067)
Depreciation charge	(1,131)	(20)	(1,151)
Exchange difference	(55)	—	(55)
December 31, 2020	(2,253)	(20)	(2,273)

Net book amount
December 31, 2019	4,820	78	4,898
December 31, 2020	3,071	58	3,129

Depreciation of right-of-use assets have been charged to the following categories in the Consolidated Statement of Operation:

	For the Years Ended
(in KUSD)	2020	2019
R&D expenses	915	837
G&A expenses	236	227
	1,151	1,064

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2019	5,399	24	5,423
Additions	466	78	544
Disposals	—	(12)	(12)
Cash outflow (including interest)	(1,130)	(13)	(1,143)
Interest	140	1	141
Exchange difference	78	—	78
December 31, 2019	4,953	78	5,031
Additions	—	—	—
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(1,227)	(22)	(1,249)
Interest	102	3	105
Exchange difference	157	6	163
December 31, 2020	3,402	65	3,467

December 31, 2019
Lease liabilities (short-term)	1,114	18	1,132
Lease liabilities (long-term)	3,839	60	3,899
Total lease liabilities	4,953	78	5,031

December 31, 2020
Lease liabilities (short-term)	981	21	1,002
Lease liabilities (long-term)	2,421	44	2,465
Total lease liabilities	3,402	65	3,467
The Company does not recognize right-of-use assets for short-term and low value leases. The Company has no low value leases. Expense relating to short-term leases incurred during 2020 and 2019 is recorded in the Consolidated Statement of Operation in an amount of KUSD 277 and KUSD 28, respectively.
The amount payable in 2021 under short-term leases (with an original term of under 12 months) is KUSD 130.
See note 29, “Events after the reporting date” for further information.